Related Parties Transactions And Balances	12 Months Ended
Dec. 31, 2015
Related Party Transaction, Due from (to) Related Party [Abstract]
Related Parties Transactions And Balances
RELATED PARTIES' TRANSACTIONS AND BALANCES

Transactions:	Year ended December 31,
	2015	2014	2013
Income -
Sales to related parties companies (*)	$150,999	$138,380	$116,805
Participation in expenses	$2,257	$1,911	$2,330
Cost and expenses -
Supplies from related parties (**)	$14,890	$15,184	$19,180

Balances:	December 31,
	2015	2014
Trade receivables and other receivables (*)	$79,988	$84,656
Trade payables and advances (**)	$15,582	$17,906

The purchases from related parties are made at arm’s length. The sales to the Company’s related parties in respect of U.S. government defense contracts are made on the basis of cost.

(*)	The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by 50%-owned subsidiaries of ESA.

(**)
Includes mainly electro-optics components and sensors, purchased by the Company from a 50%-owned Israeli partnership, and electro-optics products purchased by the Company from another 50%-owned Israeli subsidiary.